Employee Compensation - Pension and Other Employee Future Benefits - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of defined benefit plans [line items]
Curtailment gain in non-interest expense, employee compensation	$ 52
Past service gain	277
Benefit payments for fiscal 2018 estimated	486
payment to bank and certain subsidiaries for investment management, record-keeping, custodial and administrative services rendered	4	$ 4
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Past service gain	(7)
Benefit payments for fiscal 2018 estimated	246
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Past service gain	277
Benefit payments for fiscal 2018 estimated	41
Canadian plans [member] | Common shares [member]
Disclosure of defined benefit plans [line items]
Plan assets	$ 15	$ 3